Interest income and finance expense (Tables)	12 Months Ended
Dec. 31, 2025
Finance Expense
Schedule of interest income

Figures in million – SA rand	Note	2025	2024	2023
Interest received on cash deposits		849	882	998
Interest received on rehabilitation obligation funds	20	417	404	339
Interest on S45X credit		273	—	—
Interest on right of recovery asset		—	—	25
Other		29	51	7
Total interest income		1,568	1,337	1,369

Schedule of finance expense

Figures in million – SA rand	Notes	2025	2024	2023
Interest charge on:
Borrowings (interest)	27	(1,793)	(1,946)	(1,192)
Borrowings (unwinding of amortised cost)	27	(640)	(688)	(359)
Lease liabilities	28	(39)	(34)	(43)
Environmental rehabilitation obligation	29.1	(984)	(966)	(758)
Occupational healthcare obligation	30	(34)	(38)	(70)
Deferred payment (related to the Rustenburg operation acquisition)		—	—	(85)
Deferred revenue[1]	31	(1,121)	(371)	(327)
Deferred consideration (related to Pandora acquisition)	21.2	—	—	(3)
Marikana dividend obligation	21.2	(85)	(188)	(236)
Other		(304)	(340)	(226)
Total finance expense		(5,000)	(4,571)	(3,299)
1For the year ended 31 December 2025, interest expense includes non-cash interest of R993 million (2024: R291 million, 2023: R299 million) relating to the Wheaton Stream and from 2025, also the Franco-Nevada Stream. Although there is no cash financing cost related to these arrangements, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations (see note 31 for more information relating to the streaming transactions)

Schedule of cash interest paid and received	The table below provides a summary of the cash interest paid and received:

Figures in million – SA rand	2025	2024	2023
Interest paid[1]	(2,337)	(2,101)	(1,304)
Interest received[2]	849	882	998
Net interest paid	(1,488)	(1,219)	(306)
1Interest paid primarily consist of accrued interest paid on borrowed funds (see note 27) and lease liabilities
2Interest received primarily consists of interest on cash deposits